Description of business (Details)	12 Months Ended												13 Months Ended			0 Months Ended	13 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Mar. 31, 2010 Golden Direction [Member]	Mar. 15, 2010 Golden Direction [Member]	Mar. 31, 2010 China High [Member]	Mar. 15, 2010 China High [Member]	Feb. 28, 2010 China High [Member]	Mar. 31, 2010 China High [Member] Equity Interest Of China High [Member]	Nov. 15, 2012 Shandong Borun [Member]	Dec. 31, 2008 Shandong Borun [Member]	Jul. 31, 2009 Daqing Borun [Member] USD ($)	Jul. 31, 2009 Daqing Borun [Member] CNY	Jul. 09, 2008 Daqing Borun [Member] CNY	Jul. 09, 2008 Daqing Borun [Member] Minimum [Member]	Jul. 31, 2009 Daqing Borun [Member] Minimum [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired					100.00%	100.00%	74.24%	74.24%	25.76%	25.76%	100.00%	100.00%
Total purchase price															139,000,000
Idle period prior to acquisition																1 year
Period to improve facility after acquisition																	1 year
Payments for facility improvements	$ 7,765,220	48,808,296	303,083,944	537,568,350									$ 17,500,000	110,000,000